Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income taxes
Reconciliation of income tax expense

	December 31,	December 31,
	2020	2019
Accounting Net Loss before income tax - Greenbrook TMS	$(29,663,540)	$(15,909,879)
Accounting Net Loss before income tax - non-controlling interest	$(739,181)	$57,590

Accounting Net Loss before income tax	$(30,402,721)	$(15,852,289)

Income tax provision at statutory rate – 25.75% (December 31, 2019 – 25.95%)	$(7,828,701)	$(4,113,669)
Non-controlling interest	190,339	(14,945)
Non-deductible expenses and other permanent differences	(4,202)	119,258
Future rate differential	(20,880)	(81,857)
Change in unrecognized deferred tax assets	7,663,444	4,091,213

Income tax expense at effective rate	$—	$—

Deferred tax asset and liability

	December 31,	December 31,
	2020	2019
Book value in excess of tax costs	$(262,207)	$(220,302)
Property, plant and equipment	262,207	220,302

Net deferred tax assets/(liabilities)	$—	$—

The following temporary differences have not been recognized in the Company’s consolidated financial statements:

	December 31,	December 31,
	2020	2019
Property, plant and equipment	$—	$—
Non-capital loss carry-forward	37,798,280	23,511,648
Other, including stock-based compensation	6,941,969	1,993,179
Intangible assets	10,356,383	263,732

Unrecognized total deferred tax assets	$55,096,632	$25,768,559